Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Current income tax
Foreign	$ 8,728	$ 2,086	$ 17,985	$ 6,652	$ 9,453	$ 4,183
Deferred income tax
Foreign	(204)	(316)	(1,058)	352	(915)	4,513
Total Provision for Income tax	$ 8,524	$ 1,770	$ 16,927	$ 7,004	$ 8,538	$ 8,696